UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22578

Vericimetry Funds
(Exact name of registrant as specified in charter)

800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Address of principal executive offices) (Zip code)

Glenn S. Freed
Vericimetry Advisors LLC
800 Wilshire Blvd. Suite 300
Los Angeles, California 90017
(Name and address of agent for service)

Registrant's telephone number, including area code: (213) 769-8289

Date of fiscal year end: September 30
Date of reporting period: September 30, 2012

Item 1.	Reports to Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Vericimetry U.S. Small Cap Value Fund

Annual Report

September 30, 2012

Vericimetry Funds
TABLE OF CONTENTS
September 30, 2012

Shareholder Letter	1
Manager’s Discussion and Analysis	2
Performance Summary	3
Schedule of Investments	4
Financial Statements	17
Financial Highlights	20
Notes to Financial Statements	21
Report of Independent Registered Public Accounting Firm	26
Expense Example	27
Proxy Voting	28
Quarterly Holdings	28
Trustees and Officers	29

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

Except for historical information, the matters discussed in this report may constitute forward-looking statements. These include any predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current prospectus, other factors bearing on these statements include the accuracy of the Adviser’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser to implement its strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to applicable benchmarks.

Vericimetry Funds
LETTER TO SHAREHOLDERS
September 30, 2012 (Unaudited)

Dear Shareholders,

We are pleased to present the enclosed annual report for the Vericimetry U.S. Small Cap Value Fund (the “Fund”) for the period from December 27, 2011 (commencement of operations) through September 30, 2012.

Vericimetry Advisors LLC (the “Adviser”) is an academically based, quantitatively structured investment adviser providing capacity-constrained asset class strategies to an exclusive group of elite financial advisors.

The Vericimetry U.S. Small Cap Value Fund invests in a wide and diverse universe of U.S. small cap value stocks using a structured quantitative investment approach based on a set of well defined, fundamental characteristics to identify value stocks. We identify value stocks by considering multiple factors such as book-to-market, price-to-earnings, price-to-sales or price-to-operating cash flow. (1)

The Fund is managed with the intent of maintaining a reasonably priced management fee and low transactions costs, expenses and turnover in an effort to enhance net returns to the investor. We are committed to limit the growth of its assets under management once optimal capacity for the Fund is achieved.

Our capacity planned approach, working with an exclusive set of financial advisors, seeks to provide exposure to the small and value equity risk premiums. The portfolio pursues a purer value by using a multifactor screening approach and a deeper exposure to small capitalization equities by its thoughtful academically based quantitatively structured methodology.

We thank you for your investment in the Vericimetry U.S. Small Cap Value Fund and the confidence and trust you place in Vericimetry.

Sincerely

Dr. Glenn S. Freed

Chief Executive Officer

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

(1)
Book-to-market is the value ratio of a company’s book value to its market value. Price-to-earnings, price-to-sales and price-to-operating cash flow ratios are the value of a company’s share price compared to its previous twelve months earnings per share, sales per share or operating cash flow per share, respectively.

Vericimetry Funds
MANAGER’S DISCUSSION AND ANALYSIS
September 30, 2012 (Unaudited)

The Vericimetry U.S. Small Cap Value Fund’s (the “Fund”) first fiscal period, from December 27, 2011 (commencement of operations) through September 30, 2012, provided a microcosm of different market environments and thus gave an excellent backdrop in which to view the Fund’s investment approach. The Fund targets the size and value risk premiums by aiming to deliver a well-diversified portfolio giving a smaller size and deeper and purer value exposure than its benchmark – the Russell 2000 Value Index (the “Benchmark”). The results of this first fiscal period show that the Fund indeed followed this strategy and design. Please note that return amounts shown in this analysis for both the Fund and indices include both price appreciation/depreciation and reinvestment of dividends.

The Fund’s second fiscal quarter (January 1, 2012 through March 31, 2012) started with a strong market rally with smaller company stocks leading the way. In such a “risk on” environment the Fund returned 15.62% for the quarter, outperforming its Benchmark which returned 11.59%. In the Fund’s third fiscal quarter (April 1, 2012 through June 30, 2012) the market’s focus was on the “risk” part of “risk premium,” with stocks falling. During this period, in this “risk off” environment larger company stocks fell less than smaller ones, and the Fund returned -5.34% lagging the Benchmark, which returned -3.01%. As fears of global turmoil subsided, the stock market rallied again in the Fund’s fourth fiscal quarter (July 1, 2012 through September 30, 2012); however larger company stocks led smaller ones. During this period, while the Fund’s returns were positive at 5.39%, they did trail the Benchmark which returned 5.67%. Overall for the initial fiscal period, the Fund’s cumulative return was strong on both an absolute and relative basis, gaining 13.75% versus 12.87% for the Benchmark. The Fund was almost fully invested, well-diversified with over 1000 holdings, and all the equity positions were under 0.60% in portfolio weight at fiscal year end.

Examining the returns of different segments of the U.S. equity markets (shown below) over this initial fiscal period provides additional information. The broad market had strong positive returns, as illustrated by the Russell 3000 Index. However, large cap stocks, represented by the Russell 1000 Index, had slightly higher returns while small cap stocks, represented by the Russell 2000 Indices, were weaker. This negatively impacted relative returns, as the Fund had a greater exposure to the small cap segment of the market. However, the smaller company design tilt did contribute to the Fund’s returns given that microcap stocks, as represented by the Russell Microcap Index, had the highest returns over the initial period since the Fund’s inception.

Within the Russell small cap universe, the value indices had higher returns than the growth indices, but only providing a modest boost to performance. However, within the Russell microcap universe, the value indices outperformed quite nicely, providing further benefit to the exposure to these smallest company stocks. The Fund’s deeper and purer multifactor design approach to value was rewarded during the fiscal period.

One other notable factor affecting the Fund’s performance is real estate investment trusts (“REITs”). The Fund does not hold REITs by design, so investors can consider REITs a separate asset class. The Russell indices do hold REITs, with the Russell 2000 Value Index having a REIT weight above 10%. REITs had strong returns during the Fund’s fiscal year, providing a headwind to relative performance compared to the benchmark.

Overall, this first fiscal period ended with strong absolute and relative returns. Even more importantly, the changing market environment allowed the Fund to demonstrate that it accomplished its goal of providing well-diversified exposure to the small size and value risk premiums.

Returns from  Vericimetry U.S. Small Cap Value Fund’s Inception through September 30, 2012

Russell 3000® Index (broad market)	15.35%
Russell 1000® Index (large cap)	15.57%
Russell 2000® Index (small cap)	12.72%
Russell Microcap® Index (microcap)	18.48%

Russell 2000® Value Index	12.87%
Russell 2000® Growth Index	12.56%
Russell Microcap® Value Index	19.04%
Russell Microcap® Growth Index	17.65%

Source: Russell Investment Group

Vericimetry Funds
PERFORMANCE SUMMARY (Unaudited)
For the Period from December 27, 2011* to September 30, 2012

Comparison of a Hypothetical $10,000 Investment
in the Vericimetry U.S. Small Cap Value Fund and the Russell 2000 Value Index**

Total Returns For the period ended September 30, 2012
Cumulative Since Inception*
Vericimetry U.S. Small Cap Value Fund	13.75%
Russell 2000 Value Index	12.87%

*	Commencement of operations for the Vericimetry U.S. Small Cap Value Fund was December 27, 2011.

**
The Russell 2000 Value Index measures the performance of small-cap value segment of the U.S. equity universe. It includes those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

The Fund’s net expense ratio of 0.60% and gross expense ratio of 1.00% are reflective of the information disclosed in the Fund’s prospectus dated November 25, 2011 and may differ from the expense ratios disclosed in this report. The Adviser has contractually agreed to waive all or a portion of its management fees and/or reimburse expenses at least through January 28, 2013 in order to keep the Fund’s net annual operating expenses from exceeding 0.60% of its average daily net assets. Performance data quoted represents past performance which is not predictive of future performance. The investment return and principal value of Fund shares will fluctuate and when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information quoted. To receive current performance to the most recent month end, please call 1-855-755-7550. Please read prospectus carefully before investing.

The line graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s results as shown are net of fees.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2012

	Number of Shares	Value
COMMON STOCKS – 99.3%
CONSUMER DISCRETIONARY – 13.8%
1-800-Flowers.com, Inc. - Class A*	2,570	$9,586
AH Belo Corp. - Class A	1,700	8,211
Ambassadors Group, Inc.	3,400	18,360
American Greetings Corp. - Class A1	3,500	58,800
Ark Restaurants Corp.	900	15,093
Ballantyne Strong, Inc.*	3,200	13,312
Barnes & Noble, Inc.*1	5,000	63,900
Bassett Furniture Industries, Inc.1	490	6,101
Beasley Broadcasting Group, Inc. - Class A*1	500	2,440
Beazer Homes USA, Inc.*1	9,900	35,145
bebe stores, Inc.	6,500	31,200
Big 5 Sporting Goods Corp.	1,680	16,716
Biglari Holdings, Inc.*	130	47,458
Black Diamond, Inc.*	780	6,841
Bluefly, Inc.*	480	480
Bob Evans Farms, Inc.	1,310	51,260
Body Central Corp.*	2,900	30,305
Boyd Gaming Corp.*1	9,600	67,776
Bridgepoint Education, Inc.*1	5,300	53,795
Brown Shoe Co., Inc.	2,490	39,915
Build-A-Bear Workshop, Inc.*1	1,810	7,059
Caesars Entertainment Corp.*1	11,800	80,240
Callaway Golf Co.1	4,900	30,086
Cambium Learning Group, Inc.*	4,900	4,851
Career Education Corp.*	5,200	19,604
Carriage Services, Inc.	2,100	20,307
Carrols Restaurant Group, Inc.*	2,700	15,552
Casual Male Retail Group, Inc.*	3,880	17,964
Central European Media Enterprises Ltd. - Class A*1	8,400	54,684
Century Casinos, Inc.*	2,800	7,420
Christopher & Banks Corp.	2,510	8,810
Churchill Downs, Inc.1	1,160	72,755
Citi Trends, Inc.*	1,260	15,813
Coldwater Creek, Inc.*1	6,420	5,329
Columbia Sportswear Co.1	2,950	159,300
Conn's, Inc.*1	1,900	41,895
Cooper Tire & Rubber Co.	5,100	97,818
Core-Mark Holding Co., Inc.	935	44,983
Corinthian Colleges, Inc.*1	7,180	17,088
Crown Crafts, Inc.	500	3,075
CSS Industries, Inc.	470	9,659
Culp, Inc.1	1,120	13,171
Cumulus Media, Inc. - Class A*1	13,100	35,894
Delta Apparel, Inc.*	440	6,059
Dex One Corp.*1	9,729	12,161
Digital Generation, Inc.*1	1,930	21,925

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Dixie Group, Inc.*	213	$773
Dover Downs Gaming & Entertainment, Inc.	2,849	7,094
Dover Motorsports, Inc.*	4,000	5,560
DreamWorks Animation SKG, Inc. - Class A*1	6,000	115,380
Education Management Corp.*1	10,168	31,623
Emerson Radio Corp.*	2,700	5,562
Entercom Communications Corp. - Class A*1	2,370	16,258
Escalade, Inc.	700	3,745
EW Scripps Co. - Class A*	2,500	26,625
Exide Technologies*1	4,980	15,438
Federal-Mogul Corp.*	7,800	71,370
Fisher Communications, Inc.*	350	12,866
Flexsteel Industries, Inc.	344	7,121
Fred's, Inc. - Class A1	3,200	45,536
Frisch's Restaurants, Inc.	280	5,558
Fuel Systems Solutions, Inc.*1	2,100	36,099
Full House Resorts, Inc.*	2,010	7,538
Furniture Brands International, Inc.*	5,540	8,033
G-III Apparel Group Ltd.*	1,800	64,620
Gaiam, Inc. - Class A*	4,000	13,960
Gaming Partners International Corp.	941	5,975
Gaylord Entertainment Co.*1	2,340	92,500
Global Sources Ltd.*1	2,500	16,400
Gray Television, Inc.*	5,280	12,038
Group 1 Automotive, Inc.1	1,500	90,345
Harte-Hanks, Inc.	5,500	38,115
Haverty Furniture Cos., Inc.1	1,340	18,599
Helen of Troy Ltd.*	2,900	92,307
hhgregg, Inc.*1	2,200	15,180
Hooker Furniture Corp.	480	6,235
Iconix Brand Group, Inc.*1	5,200	94,848
International Speedway Corp. - Class A	2,600	73,762
Isle of Capri Casinos, Inc.*	2,770	19,252
JAKKS Pacific, Inc.1	2,500	36,425
Joe's Jeans, Inc.*	7,400	7,992
Johnson Outdoors, Inc. - Class A*1	1,000	21,390
Jones Group, Inc.	5,300	68,211
Journal Communications, Inc. - Class A*	3,100	16,120
K-Swiss, Inc. - Class A*1	2,570	8,815
K12, Inc.*	3,400	68,680
Kirkland's, Inc.*	1,800	17,874
La-Z-Boy, Inc.*1	4,676	68,410
Learning Tree International, Inc.*	600	3,054
Lifetime Brands, Inc.	1,400	16,674
Lincoln Educational Services Corp.1	2,800	11,760
Lithia Motors, Inc. - Class A1	2,100	69,951
Live Nation Entertainment, Inc.*1	15,400	132,594

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Luby's, Inc.*	2,110	$14,200
Mac-Gray Corp.	1,040	13,946
Marcus Corp.	1,380	15,318
MarineMax, Inc.*1	1,860	15,419
Marriott Vacations Worldwide Corp.*	2,300	82,846
Martha Stewart Living Omnimedia - Class A1	4,000	12,280
Matthews International Corp. - Class A	2,600	77,532
McClatchy Co. - Class A*1	4,520	10,080
Men's Wearhouse, Inc.1	4,000	137,720
Meredith Corp.1	2,200	77,000
Modine Manufacturing Co.*	3,800	28,044
Monarch Casino & Resort, Inc.*	1,400	12,194
Movado Group, Inc.	1,120	37,766
Navarre Corp.*	3,525	5,499
Office Depot, Inc.*1	33,300	85,248
OfficeMax, Inc.1	7,300	57,013
Pacific Sunwear of California, Inc.*1	5,880	14,700
Pep Boys-Manny Moe & Jack1	5,300	53,954
Perfumania Holdings, Inc.*	1,953	14,062
Perry Ellis International, Inc.*1	1,000	22,050
Pinnacle Entertainment, Inc.*	4,500	55,125
Quiksilver, Inc.*	12,800	42,496
Radio One, Inc. - Class A*	1,800	1,458
Radio One, Inc. - Class D*	1,678	1,393
RadioShack Corp.1	8,480	20,182
Reading International, Inc. - Class A*	2,160	12,744
Red Lion Hotels Corp.*1	1,540	9,625
Red Robin Gourmet Burgers, Inc.*1	1,400	45,584
Regis Corp.1	5,314	97,671
Rick's Cabaret International, Inc.*	870	7,204
Rocky Brands, Inc.*	580	6,699
Ruby Tuesday, Inc.*	5,500	39,875
Saga Communications, Inc. - Class A*	61	2,472
Saks, Inc.*1	9,900	102,069
Salem Communications Corp. - Class A1	2,030	10,637
Scholastic Corp.	1,850	58,793
School Specialty, Inc.*1	4,000	9,200
Scientific Games Corp. - Class A*	6,800	56,236
Shiloh Industries, Inc.1	820	9,200
Shoe Carnival, Inc.1	1,200	28,236
Skechers U.S.A., Inc. - Class A*1	3,700	75,480
Skyline Corp.	140	757
Sonic Automotive, Inc. - Class A1	3,260	61,875
Spartan Motors, Inc.	2,560	12,800
Speedway Motorsports, Inc.	1,450	22,330
Stage Stores, Inc. 1	2,300	48,438
Standard Motor Products, Inc.1	1,600	29,472

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER DISCRETIONARY (Continued)
Stanley Furniture Co., Inc.*	2,776	$13,519
Stein Mart, Inc.*1	2,600	22,126
Steinway Musical Instruments, Inc.*	1,200	29,232
Stewart Enterprises, Inc. - Class A1	5,700	47,823
Stoneridge, Inc.*	2,700	13,419
Strattec Security Corp.	160	3,406
Superior Industries International, Inc.	2,800	47,852
Superior Uniform Group, Inc.	503	6,026
Systemax, Inc.*	2,800	33,068
Tandy Leather Factory, Inc.	470	2,491
Trans World Entertainment Corp.*	4,400	16,016
True Religion Apparel, Inc.	2,900	61,857
Tuesday Morning Corp.*	3,180	20,829
U.S. Auto Parts Network, Inc.*	5,487	18,985
Unifi, Inc.*	1,600	20,512
Universal Electronics, Inc.*	2,000	35,160
Valuevision Media, Inc. - Class A*1	3,700	8,695
VOXX International Corp.*	2,250	16,830
Wendy's Co.	22,900	104,195
West Marine, Inc.*	1,600	17,008
Wet Seal, Inc. - Class A*	7,400	23,310
Weyco Group, Inc.	590	14,367
WMS Industries, Inc.*	4,600	75,348
Zale Corp.*	2,490	17,181
		5,348,638
CONSUMER STAPLES – 3.5%
Alico, Inc.	1,000	31,230
Alliance One International, Inc.*1	6,200	20,026
Andersons, Inc.1	830	31,258
Central Garden and Pet Co.*	1,130	13,436
Central Garden and Pet Co. - Class A*	3,200	38,656
Chiquita Brands International, Inc.*	4,000	30,560
Craft Brew Alliance, Inc.*	1,520	11,932
Dole Food Co., Inc.*1	8,000	112,240
Fresh Del Monte Produce, Inc.	5,600	143,360
Harbinger Group, Inc.*	9,830	82,867
Ingles Markets, Inc. - Class A	230	3,761
John B Sanfilippo & Son, Inc.*	900	11,718
MGP Ingredients, Inc.	1,410	5,386
Nash Finch Co.	800	16,336
Natural Alternatives International, Inc.*	389	2,396
Nutraceutical International Corp.*	573	9,030
Oil-Dri Corp. of America	190	4,397
Omega Protein Corp.*	1,730	11,868
Orchids Paper Products Co.	1,000	18,040
Overhill Farms, Inc.*	2,520	11,542
Pantry, Inc.*	1,510	21,970

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Pilgrim's Pride Corp.*1	22,500	$114,975
Post Holdings, Inc.	3,800	114,228
Roundy's, Inc.1	5,200	31,460
Sanderson Farms, Inc.1	2,100	93,177
Seneca Foods Corp. - Class A*	290	8,659
Spartan Stores, Inc.	1,230	18,831
Spectrum Brands Holdings, Inc.1	3,500	140,035
Universal Corp.1	2,300	117,116
Weis Markets, Inc.	2,100	88,893
Westway Group, Inc.*1	1,200	7,428
		1,366,811
ENERGY – 7.1%
Adams Resources & Energy, Inc.	500	15,250
Arch Coal, Inc.1	14,600	92,418
Basic Energy Services, Inc.*1	3,700	41,514
Bill Barrett Corp.*	4,500	111,465
BioFuel Energy Corp.*1	1,000	5,070
Bristow Group, Inc.1	2,700	136,485
Cal Dive International, Inc.*1	10,300	15,759
Callon Petroleum Co.*	4,500	27,675
Carrizo Oil & Gas, Inc.*	3,600	90,036
Clayton Williams Energy, Inc.*	900	46,701
Cloud Peak Energy, Inc.*	4,800	86,880
Comstock Resources, Inc.*1	900	16,542
Contango Oil & Gas Co.*	1,800	88,452
Crimson Exploration, Inc.*	3,670	15,671
Dawson Geophysical Co.*	900	22,734
Delek U.S. Holdings, Inc.	4,600	117,254
DHT Holdings, Inc.	280	1,753
Double Eagle Petroleum Co.*	990	5,475
EPL Oil & Gas, Inc.*	3,000	60,870
Exterran Holdings, Inc.*1	5,500	111,540
Forbes Energy Services Ltd.*	2,100	7,350
Forest Oil Corp.*	9,800	82,810
Frontline Ltd.	7,500	28,800
Global Geophysical Services, Inc.*	5,500	30,305
Green Plains Renewable Energy, Inc.*	2,800	16,408
Gulf Island Fabrication, Inc.	750	20,902
Gulfmark Offshore, Inc. - Class A*1	1,900	62,776
Hallador Energy Co.1	2,900	24,157
Hercules Offshore, Inc.*	13,600	66,368
James River Coal Co.*1	2,780	8,006
Key Energy Services, Inc.*	15,200	106,400
Knightsbridge Tankers Ltd.1	2,300	15,065
L&L Energy, Inc.*1	3,730	6,528
Matrix Service Co.*	2,500	26,425
Mitcham Industries, Inc.*	1,200	19,116

Number of Shares	Value
COMMON STOCKS (Continued)
ENERGY (Continued)
Natural Gas Services Group, Inc.*	1,300	$19,435
Newpark Resources, Inc.*1	8,200	60,762
Overseas Shipholding Group, Inc.1	1,840	12,144
Parker Drilling Co.*	9,200	38,916
PDC Energy, Inc.* 1	2,100	66,423
Penn Virginia Corp.	3,170	19,654
PHI, Inc.*	1,200	37,752
Pioneer Energy Services Corp.*	5,000	38,950
Quicksilver Resources, Inc.*1	15,600	63,804
Renewable Energy Group, Inc.*1	2,000	13,300
Resolute Energy Corp.*1	5,300	47,011
REX American Resources Corp.*	900	16,209
Rex Energy Corp.*1	4,800	64,080
SemGroup Corp. - Class A*	3,400	125,290
Ship Finance International Ltd.1	5,400	84,888
Stone Energy Corp.*1	3,500	87,920
Swift Energy Co.*1	3,200	66,816
Synergy Resources Corp.*1	6,000	25,020
TETRA Technologies, Inc.*	7,200	43,560
TGC Industries, Inc.*1	3,700	26,640
Union Drilling, Inc.*	3,400	22,066
Vaalco Energy, Inc.*	6,500	55,575
Vantage Drilling Co.*	24,100	44,344
Warren Resources, Inc.*	7,100	21,584
Willbros Group, Inc.*	4,800	25,776
		2,758,879
FINANCIALS – 29.4%
1st Source Corp.	1,600	35,632
Access National Corp.	771	10,532
ACNB Corp.1	1,200	19,188
Alliance Financial Corp.	290	11,661
American Equity Investment Life Holding Co.1	5,300	61,639
American National Bankshares, Inc.	380	8,584
American River Bankshares*	700	5,460
American Safety Insurance Holdings Ltd.*	1,400	26,166
Ameris Bancorp*1	2,000	25,180
AMERISAFE, Inc.*	1,600	43,424
AmeriServ Financial, Inc.*	2,400	6,840
Ames National Corp.1	500	10,420
Amtrust Financial Services, Inc.1	1,979	50,702
Argo Group International Holdings Ltd.	2,200	71,258
Arrow Financial Corp.1	601	15,025
Artio Global Investors, Inc.1	4,300	12,814
Astoria Financial Corp.1	8,500	83,980
Atlantic American Corp.1	3,400	9,316
Baldwin & Lyons, Inc. - Class B	900	21,519
Bancfirst Corp.1	1,192	51,208

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
BancorpSouth, Inc.1	9,100	$134,134
Bank of Commerce Holdings	1,290	5,818
Bank of Kentucky Financial Corp.1	380	10,541
Bank of Marin Bancorp	250	10,628
Banner Corp.1	1,664	45,094
Bar Harbor Bankshares	200	7,148
BBCN Bancorp, Inc.*	8,200	103,402
BCB Bancorp, Inc.	1,000	10,740
Berkshire Bancorp, Inc.*	1,000	8,230
Berkshire Hills Bancorp, Inc.1	2,500	57,200
BNC Bancorp1	2,700	22,248
BofI Holding, Inc.*1	1,000	26,050
Boston Private Financial Holdings, Inc.	6,200	59,458
Bridge Bancorp, Inc.1	1,000	23,310
Bridge Capital Holdings*1	400	6,184
Brookline Bancorp, Inc.	7,296	64,351
Bryn Mawr Bank Corp.	840	18,850
C&F Financial Corp.	500	19,675
Calamos Asset Management, Inc. - Class A	1,800	20,952
California First National Bancorp1	1,500	27,660
Camden National Corp.	681	25,224
Cape Bancorp, Inc.*	680	6,365
Capital Bank Financial Corp. - Class A	683	12,300
Capital City Bank Group, Inc.1	1,500	15,960
Cardinal Financial Corp.	2,500	35,750
Cash America International, Inc.	2,400	92,568
Cathay General Bancorp	5,200	89,752
Center Bancorp, Inc.	973	11,598
Centerstate Banks, Inc.1	3,800	33,896
Central Pacific Financial Corp.*	4,000	57,200
Central Valley Community Bancorp*1	1,060	8,618
Century Bancorp, Inc. - Class A	320	10,214
CFS Bancorp, Inc.	1,000	5,460
Chemical Financial Corp.	2,500	60,500
Cheviot Financial Corp.	800	7,200
Citizens & Northern Corp.	1,200	23,532
Citizens Republic Bancorp, Inc.*	3,600	69,660
City Holding Co.1	1,300	46,592
CNB Financial Corp.	930	16,284
CNO Financial Group, Inc.1	17,800	171,770
CoBiz Financial, Inc.	2,580	18,060
Codorus Valley Bancorp, Inc.	200	2,876
Colonial Financial Services, Inc.*	9	121
Columbia Banking System, Inc.	3,200	59,328
Commercial National Financial Corp.	190	4,346
Community Bank System, Inc.1	3,300	93,027
Community Bankers Trust Corp.*	900	2,520

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Community Trust Bancorp, Inc.	1,800	$63,954
CompuCredit Holdings Corp.*1	1,400	5,208
Cowen Group, Inc. - Class A*1	10,830	29,241
Crawford & Co. - Class A1	2,400	10,368
Crawford & Co. - Class B	3,400	17,034
CVB Financial Corp.1	9,100	108,654
DFC Global Corp.*	3,800	65,170
Dime Community Bancshares, Inc.1	3,300	47,652
Donegal Group, Inc. - Class A1	2,000	28,080
Doral Financial Corp.*	9,700	9,118
Duff & Phelps Corp. - Class A	4,500	61,245
Eagle Bancorp, Inc.*	2,125	35,530
Eastern Insurance Holdings, Inc.	530	8,888
EMC Insurance Group, Inc.	1,400	29,400
Employers Holdings, Inc.1	2,600	47,658
Endurance Specialty Holdings Ltd.	2,900	111,650
Enstar Group Ltd.*	1,200	119,580
Enterprise Bancorp, Inc.1	1,000	17,080
Enterprise Financial Services Corp.	1,400	19,040
ESB Financial Corp.1	1,090	15,216
ESSA Bancorp, Inc.	700	7,273
Evans Bancorp, Inc.	200	3,150
Evercore Partners, Inc. - Class A	2,800	75,600
Ezcorp, Inc. - Class A*	3,900	89,427
Farmers Capital Bank Corp.*	1,800	18,900
Farmers National Banc Corp.1	1,200	7,752
FBL Financial Group, Inc. - Class A1	2,100	69,720
FBR & Co.*1	5,400	16,686
Federal Agricultural Mortgage Corp. - Class C	760	19,562
Fidelity Southern Corp.1	709	6,707
Financial Institutions, Inc.	1,040	19,386
First Acceptance Corp.*	3,718	4,276
First American Financial Corp.1	7,800	169,026
First Bancorp, Inc.	870	15,268
First BanCorp*1	16,200	71,604
First Bancorp	1,310	15,104
First Busey Corp.1	7,400	36,112
First Business Financial Services, Inc.	206	4,963
First Citizens Banc Corp.1	400	2,100
First Citizens BancShares, Inc. - Class A	101	16,453
First Commonwealth Financial Corp.	320	2,256
First Community Bancshares, Inc.	2,600	39,676
First Defiance Financial Corp.	870	15,016
First Financial Bancorp	5,000	84,550
First Financial Corp.	1,100	34,474
First Interstate Bancsystem, Inc.	1,500	22,440

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
First M&F Corp.1	2,800	$20,776
First Marblehead Corp.*1	11,650	12,233
First Merchants Corp.	2,100	31,521
First of Long Island Corp.1	900	27,729
Firstbank Corp.	630	6,306
Firstcity Financial Corp.*	2,062	16,558
FirstMerit Corp.1	6,200	91,326
Flagstar Bancorp, Inc.*1	65,000	71,500
Flushing Financial Corp.	2,900	45,820
FNB Corp.1	9,300	104,253
Fortegra Financial Corp.*	1,650	13,085
FXCM, Inc. - Class A1	2,000	19,100
Gain Capital Holdings, Inc.1	2,400	11,832
German American Bancorp, Inc.1	610	14,713
GFI Group, Inc.	7,600	24,168
Great Southern Bancorp, Inc.	800	24,728
Green Dot Corp. - Class A*1	3,900	47,697
Greenlight Capital Re Ltd. - Class A*	2,300	56,925
Hallmark Financial Services*	2,200	17,908
Hampton Roads Bankshares, Inc.*1	15,247	22,871
Hanmi Financial Corp.* 1	1,860	23,827
Hanover Insurance Group, Inc.	2,100	78,246
Harleysville Savings Financial Corp.	60	998
Heartland Financial USA, Inc.1	1,080	29,452
Heritage Commerce Corp.*1	750	5,205
Heritage Financial Corp.	2,050	30,811
Heritage Financial Group, Inc.	1,700	22,338
Heritage Oaks Bancorp*1	2,370	13,651
Hingham Institution for Savings	250	16,107
Home Bancorp, Inc.*1	1,000	17,990
Home BancShares, Inc.1	2,400	81,816
Homeowners Choice, Inc.	400	9,400
HomeStreet, Inc.*	900	34,254
HopFed Bancorp, Inc.	747	5,565
Horace Mann Educators Corp.	3,300	59,763
Horizon Bancorp	1,000	28,580
Hudson Valley Holding Corp.	60	1,023
Iberiabank Corp.	2,900	132,820
Independence Holding Co.1	1,304	13,131
Independent Bank Corp.1	1,300	39,117
Infinity Property & Casualty Corp.	900	54,351
Interactive Brokers Group, Inc. - Class A	3,700	51,874
International Bancshares Corp.1	5,300	100,965
Intervest Bancshares Corp. - Class A*1	2,060	7,828
INTL. FCStone, Inc.*	1,600	30,496
Investment Technology Group, Inc.*	3,300	28,710
Investors Bancorp, Inc.*1	7,000	127,680

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Investors Title Co.	100	$6,524
Janus Capital Group, Inc.1	14,100	133,104
JMP Group, Inc.	2,700	14,823
Kaiser Federal Financial Group, Inc.	1,100	16,599
Kansas City Life Insurance Co.	900	34,677
Kemper Corp.	3,400	104,414
Lakeland Bancorp, Inc.	1,714	17,740
Lakeland Financial Corp.	1,400	38,640
LNB Bancorp, Inc.	400	2,436
Macatawa Bank Corp.*1	2,200	6,842
Maiden Holdings Ltd.	7,900	70,231
MainSource Financial Group, Inc.	1,450	18,618
Manning & Napier, Inc.	1,400	17,066
MB Financial, Inc.	4,600	90,850
MBT Financial Corp.*1	2,300	6,049
Meadowbrook Insurance Group, Inc.	5,900	45,371
Mercantile Bank Corp.*	900	15,426
Merchants Bancshares, Inc.	310	9,161
Meta Financial Group, Inc.	100	2,425
Metro Bancorp, Inc.*	1,260	15,964
MetroCorp Bancshares, Inc.*	200	2,118
MGIC Investment Corp.*1	15,400	23,562
MicroFinancial, Inc.1	1,270	11,621
Middleburg Financial Corp.	1,000	17,760
MidWestOne Financial Group, Inc.	1,000	21,540
Monarch Financial Holdings, Inc.	1,200	11,628
Montpelier Re Holdings Ltd.1	4,200	92,946
MutualFirst Financial, Inc.	220	2,504
NASB Financial, Inc.*1	220	5,465
National Bankshares, Inc.1	800	26,560
National Financial Partners Corp.*	4,000	67,600
National Interstate Corp.1	1,800	46,440
National Penn Bancshares, Inc.1	14,400	131,184
National Western Life Insurance Co. - Class A	200	28,650
Navigators Group, Inc.*	870	42,821
NBT Bancorp, Inc.	2,600	57,382
Nelnet, Inc. - Class A	3,000	71,220
New Hampshire Thrift Bancshares, Inc.	100	1,250
NewBridge Bancorp*	2,100	10,164
North Valley Bancorp*	100	1,359
Northeast Bancorp	700	6,650
Northrim BanCorp, Inc.	800	16,112
Northwest Bancshares, Inc.1	8,900	108,847
Norwood Financial Corp.	60	1,783
Oak Valley Bancorp*	300	2,121
Ocean Shore Holding Co.	310	4,166
OceanFirst Financial Corp.	1,240	18,191

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Old Line Bancshares, Inc.	400	$4,232
Old National Bancorp1	7,700	104,797
OneBeacon Insurance Group Ltd. - Class A	3,230	43,411
Oneida Financial Corp.	230	2,420
Oppenheimer Holdings, Inc. - Class A	1,400	22,330
Oritani Financial Corp.	4,100	61,705
Orrstown Financial Services, Inc.1	533	5,863
Pacific Continental Corp.	2,900	25,897
Pacific Mercantile Bancorp*	1,800	11,772
Pacific Premier Bancorp, Inc.*	830	7,927
PacWest Bancorp	2,300	53,751
Palmetto Bancshares, Inc.*	300	2,475
Park National Corp.1	1,000	70,020
Peapack Gladstone Financial Corp.	540	8,824
Penns Woods Bancorp, Inc.	100	4,433
Peoples Bancorp of North Carolina, Inc.	200	2,068
Peoples Bancorp, Inc.	790	18,083
PHH Corp.*1	5,000	101,750
Phoenix Cos., Inc.*	415	12,728
Pinnacle Financial Partners, Inc.*1	2,100	40,572
Piper Jaffray Cos.*	1,300	33,085
Platinum Underwriters Holdings Ltd.	3,400	138,958
Popular, Inc.*1	7,700	134,211
Preferred Bank*	1,500	21,270
Premier Financial Bancorp, Inc.	800	7,376
Primerica, Inc.	4,500	128,880
Provident Financial Holdings, Inc.	990	14,068
Provident Financial Services, Inc.	5,100	80,529
Provident New York Bancorp1	5,300	49,873
Pulaski Financial Corp.	1,290	10,643
PVF Capital Corp.*1	1,082	2,305
QC Holdings, Inc.	1,800	6,444
QCR Holdings, Inc.1	500	7,300
Radian Group, Inc.1	10,800	46,872
Renasant Corp.	2,500	49,000
Republic Bancorp, Inc. - Class A1	2,400	52,680
Republic First Bancorp, Inc.*	3,300	6,831
Riverview Bancorp, Inc.*	450	594
RLI Corp.1	1,100	73,326
S&T Bancorp, Inc.1	2,100	36,981
Safety Insurance Group, Inc.	1,300	59,644
Sandy Spring Bancorp, Inc.	3,000	57,750
SCBT Financial Corp.	745	30,009
SeaBright Holdings, Inc.1	2,600	28,600
Seacoast Banking Corp. of Florida*	10,707	17,024
Selective Insurance Group, Inc.	4,500	85,455
Shore Bancshares, Inc.	591	3,558

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Sierra Bancorp	1,700	$20,842
Simmons First National Corp. - Class A	1,400	34,090
Southern National Bancorp of Virginia, Inc.	300	2,400
Southside Bancshares, Inc.	1,001	21,821
Southwest Bancorp, Inc.*	360	3,906
StanCorp Financial Group, Inc.	3,300	103,092
State Auto Financial Corp.1	4,300	70,477
State Bank Financial Corp.	2,942	48,514
StellarOne Corp.	1,640	21,582
Sterling Bancorp	2,900	28,768
Sterling Financial Corp.	5,049	112,441
Stewart Information Services Corp.1	1,200	24,168
Stifel Financial Corp.*1	3,700	124,320
Stratus Properties, Inc.*	20	186
Suffolk Bancorp*	1,200	17,592
SWS Group, Inc.*	2,730	16,680
SY Bancorp, Inc.	1,300	30,758
Symetra Financial Corp.	11,300	138,990
Synovus Financial Corp.1	61,800	146,466
Taylor Capital Group, Inc.*1	2,400	41,088
TCF Financial Corp.	8,400	100,296
Teche Holding Co.	33	1,330
Territorial Bancorp, Inc.	1,100	25,245
Tompkins Financial Corp.1	990	40,115
Tower Financial Corp.	300	3,555
TowneBank1	2,700	41,391
Trico Bancshares	1,070	17,687
TrustCo Bank Corp. NY	7,700	44,044
Trustmark Corp.1	5,111	124,402
Umpqua Holdings Corp.1	7,100	91,519
Unico American Corp.	300	3,393
Union First Market Bankshares Corp.	2,300	35,788
United Bankshares, Inc.1	5,000	124,550
United Community Banks, Inc.*1	3,500	29,365
United Community Financial Corp.*	2,500	8,725
United Financial Bancorp, Inc.	1,700	24,599
United Fire Group, Inc.1	2,900	72,848
Universal Insurance Holdings, Inc.	3,100	11,935
Univest Corp. of Pennsylvania	1,090	19,620
Virginia Commerce Bancorp, Inc.*	2,140	18,725
Walker & Dunlop, Inc.*	1,900	29,203
Walter Investment Management Corp.*	2,300	85,123
Washington Banking Co.1	1,100	15,587
Washington Federal, Inc.	7,500	125,100
Washington Trust Bancorp, Inc.	1,600	42,032
Waterstone Financial, Inc.*	2,830	14,688
WesBanco, Inc.	2,100	43,491

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
West Bancorporation, Inc.1	1,320	$15,906
West Coast Bancorp*	1,900	42,788
White River Capital, Inc.	160	3,614
Wilshire Bancorp, Inc.*1	6,000	37,800
Wintrust Financial Corp.1	2,100	78,897
WSFS Financial Corp.	800	33,024
Yadkin Valley Financial Corp.*	1,800	5,940
		11,394,670
HEALTH CARE – 4.9%
Addus HomeCare Corp.*1	1,500	8,100
Affymetrix, Inc.*1	5,700	24,681
Albany Molecular Research, Inc.*	2,850	9,890
Alere, Inc.*	5,500	107,195
Almost Family, Inc.*	670	14,258
Alphatec Holdings, Inc.*1	7,300	12,045
Amedisys, Inc.*1	2,300	31,763
Amsurg Corp.*	2,800	79,464
AngioDynamics, Inc.*1	3,500	42,700
Assisted Living Concepts, Inc. - Class A	1,550	11,826
BioClinica, Inc.*1	1,400	8,946
BioScrip, Inc.*1	4,700	42,817
CardioNet, Inc.*1	4,200	10,584
Chindex International, Inc.*	1,280	13,222
Codexis, Inc.*1	3,000	9,090
CONMED Corp.	2,400	68,400
Cross Country Healthcare, Inc.*	3,600	16,992
CryoLife, Inc.	3,300	22,176
Cutera, Inc.*	2,500	18,675
Emergent Biosolutions, Inc.*	3,500	49,735
Enzo Biochem, Inc.*	3,870	7,895
Exactech, Inc.*1	930	16,582
Five Star Quality Care, Inc.*	2,800	14,308
Gentiva Health Services, Inc.*	2,600	29,432
Greatbatch, Inc.*1	2,300	55,959
Harvard Bioscience, Inc.*	5,400	22,842
Health Net, Inc.*	1,500	33,765
Healthways, Inc.*	2,330	27,284
Heska Corp.	600	5,412
Invacare Corp.	3,650	51,611
Kindred Healthcare, Inc.*	4,900	55,762
Lannett Co., Inc.*1	4,000	19,320
LHC Group, Inc.*	1,230	22,718
Magellan Health Services, Inc.*	2,000	103,220
Maxygen, Inc.	4,600	12,144
Medical Action Industries, Inc.*	3,575	12,477
Merit Medical Systems, Inc.*1	2,200	32,846
Metabolix, Inc.*1	6,000	10,020

Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
Molina Healthcare, Inc.*1	4,600	$115,690
National Healthcare Corp.	1,300	62,062
Natus Medical, Inc.*	1,640	21,435
Palomar Medical Technologies, Inc.*	2,800	26,432
PDI, Inc.*1	1,264	10,074
PharMerica Corp.*	3,590	45,449
PhotoMedex, Inc.*1	2,700	37,962
Providence Service Corp.*	1,300	16,887
RTI Biologics, Inc.*	4,190	17,472
Sciclone Pharmaceuticals, Inc.*	7,000	38,850
Select Medical Holdings Corp.*	10,600	119,038
Solta Medical, Inc.*	3,700	11,618
Symmetry Medical, Inc.*	3,945	39,016
Theragenics Corp.*	4,080	7,018
Triple-S Management Corp. - Class B*	930	19,437
Universal American Corp.*	8,400	77,616
VCA Antech, Inc.*	5,256	103,701
		1,905,913
INDUSTRIALS – 18.0%
AAR Corp.	3,610	59,276
ABM Industries, Inc.	5,600	106,008
ACCO Brands Corp.*	9,200	59,708
Accuride Corp.*1	3,500	16,310
Aceto Corp.	2,800	26,460
Aegion Corp.*	3,300	63,228
Aerovironment, Inc.*1	2,400	56,328
Air Transport Services Group, Inc.*	8,600	37,840
Aircastle Ltd.	2,170	24,586
Alamo Group, Inc.	620	20,944
Albany International Corp. - Class A	2,500	54,925
Alliant Techsystems, Inc.	2,400	120,264
Allied Motion Technologies, Inc.	820	5,412
Amerco, Inc.	950	101,042
American Railcar Industries, Inc.*	1,800	51,012
American Reprographics Co.*	6,500	27,755
Ampco-Pittsburgh Corp.	1,200	22,140
AMREP Corp.*1	204	2,040
API Technologies Corp.*1	4,320	12,398
Apogee Enterprises, Inc.	2,670	52,385
Arkansas Best Corp.1	2,500	19,800
Asset Acceptance Capital Corp.*	2,460	18,352
Asta Funding, Inc.	1,450	13,615
Astec Industries, Inc.*1	2,000	63,220
AT Cross Co. - Class A*	1,500	14,955
Atlas Air Worldwide Holdings, Inc.*	2,100	108,423
Barnes Group, Inc.	5,300	132,553
Brady Corp. - Class A	3,800	111,264

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Breeze-Eastern Corp.*	200	$1,518
Briggs & Stratton Corp.1	4,000	74,680
CAI International, Inc.*	1,819	37,326
Cascade Corp.1	1,000	54,740
CBIZ, Inc.*1	4,300	25,886
CDI Corp.	1,760	29,973
Ceradyne, Inc.	1,600	39,088
CIRCOR International, Inc.1	1,550	58,512
Columbus McKinnon Corp.*	1,230	18,585
Comfort Systems USA, Inc.	3,500	38,255
Consolidated Graphics, Inc.*	600	15,654
Courier Corp.	1,130	13,809
Covenant Transportation Group, Inc. - Class A*	910	4,186
CPI Aerostructures, Inc.*	1,000	10,840
CRA International, Inc.*	550	9,504
Curtiss-Wright Corp.	3,500	114,450
Dolan Co.*	3,000	16,140
Ducommun, Inc.*	1,400	19,040
Dycom Industries, Inc.*	2,900	41,702
Dynamic Materials Corp.	1,227	18,430
Eagle Bulk Shipping, Inc.*1	1,362	4,917
Eastern Co.	700	13,118
Ecology and Environment, Inc. - Class A	550	6,737
EMCOR Group, Inc.1	2,800	79,912
Encore Capital Group, Inc.*	2,100	59,346
Encore Wire Corp.1	1,500	43,890
EnergySolutions, Inc.*	6,900	18,837
EnerNOC, Inc.*1	2,800	36,344
EnerSys, Inc.*	3,100	109,399
Ennis, Inc.1	2,600	42,666
EnPro Industries, Inc.*	1,600	57,616
ESCO Technologies, Inc.	2,500	97,125
Essex Rental Corp.*1	2,200	6,754
Esterline Technologies Corp.*	2,900	162,806
Flow International Corp.*	5,400	19,980
FreightCar America, Inc.	1,100	19,569
FTI Consulting, Inc.*1	3,300	88,044
Fuel Tech, Inc.*1	3,100	12,927
Furmanite Corp.*1	4,200	23,856
G&K Services, Inc. - Class A	1,700	53,227
Genco Shipping & Trading Ltd.*1	2,800	10,304
Gencor Industries, Inc.*	1,500	11,145
General Cable Corp.*	4,500	132,210
General Finance Corp.*1	2,660	10,773
Geo Group, Inc.	4,700	130,049
Gibraltar Industries, Inc.*	2,260	28,973
Global Power Equipment Group, Inc.	1,500	27,735

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
GrafTech International Ltd.*	11,500	$103,385
Granite Construction, Inc.1	3,200	91,904
Great Lakes Dredge & Dock Corp.	5,700	43,890
Greenbrier Cos., Inc.*	2,500	40,350
Griffon Corp.	6,500	66,950
Hardinge, Inc.	1,700	17,425
Harsco Corp.	6,400	131,392
Hawaiian Holdings, Inc.*	6,650	37,173
Heidrick & Struggles International, Inc.	1,730	22,040
Hill International, Inc.*	2,890	12,600
Hudson Global, Inc.*1	1,930	8,608
Hurco Cos., Inc.*1	320	7,322
ICF International, Inc.*	1,485	29,848
Insteel Industries, Inc.	1,220	14,311
International Shipholding Corp.	487	8,216
Intersections, Inc.1	2,626	27,678
JetBlue Airways Corp.*1	22,000	105,380
Kadant, Inc.*	700	16,233
Kelly Services, Inc. - Class A	3,300	41,580
Key Technology, Inc.*	500	4,800
KEYW Holding Corp.*1	1,900	23,750
Kimball International, Inc. - Class B	2,000	24,440
Korn/Ferry International*	4,000	61,320
Kratos Defense & Security Solutions, Inc.*1	4,050	23,652
Lawson Products, Inc.1	1,200	8,304
Layne Christensen Co.*	1,900	37,259
LB Foster Co. - Class A	1,000	32,340
LMI Aerospace, Inc.*	700	14,308
LS Starrett Co. - Class A	700	9,009
LSI Industries, Inc.1	2,500	16,850
Lydall, Inc.*	1,240	17,472
Manitex International, Inc.*	2,500	18,075
Marten Transport Ltd.	1,400	24,598
MasTec, Inc.*1	6,700	131,990
Met-Pro Corp.	1,270	11,366
Metalico, Inc.*	3,490	8,934
Mfri, Inc.*	120	696
Michael Baker Corp.*	1,000	23,860
Miller Industries, Inc.	600	9,630
Mobile Mini, Inc.*	3,400	56,814
Moog, Inc. - Class A*	2,800	106,036
Multi-Color Corp.	1,100	25,476
MYR Group, Inc.*	1,900	37,905
NACCO Industries, Inc. - Class A	519	65,088
National Presto Industries, Inc.1	354	25,799
National Technical Systems, Inc.*	800	6,064
Navigant Consulting, Inc.*	4,700	51,935

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
NL Industries, Inc.1	3,300	$37,917
NN, Inc.*	1,900	16,131
Northwest Pipe Co.*	900	22,185
On Assignment, Inc.*	5,100	101,592
Orbital Sciences Corp.*	6,200	90,272
Orion Marine Group, Inc.*	2,070	15,380
Pacer International, Inc.*	3,400	13,532
PAM Transportation Services, Inc.	1,200	11,952
Pendrell Corp.*	18,700	21,131
Perma-Fix Environmental Services*	6,040	6,282
Pike Electric Corp.*	2,220	17,649
PMFG, Inc.*1	2,000	16,180
Powell Industries, Inc.*1	1,000	38,670
PowerSecure International, Inc.*1	1,600	9,584
Preformed Line Products Co.	390	21,181
Quad/Graphics, Inc.1	2,900	49,184
Quanex Building Products Corp.1	3,200	60,288
RCM Technologies, Inc.*	1,020	5,549
Republic Airways Holdings, Inc.*	3,290	15,233
Resources Connection, Inc.	4,800	62,928
Roadrunner Transportation Systems, Inc.*	3,100	50,158
Rush Enterprises, Inc. - Class A*	2,100	40,446
Rush Enterprises, Inc. - Class B*	980	16,474
Saia, Inc.*	1,080	21,751
Schawk, Inc.	1,700	22,185
SeaCube Container Leasing Ltd.	1,800	33,750
SkyWest, Inc.	4,600	47,518
SL Industries, Inc.*	374	5,311
Sparton Corp.*1	600	7,590
Steelcase, Inc. - Class A	6,900	67,965
Sterling Construction Co., Inc.*	2,600	25,948
Supreme Industries, Inc. - Class A*	1,000	3,650
Sykes Enterprises, Inc.*	3,620	48,653
Tecumseh Products Co. - Class A*	1,450	7,511
Tecumseh Products Co. - Class B*1	1,100	6,160
Tetra Tech, Inc.*	5,600	147,056
Titan Machinery, Inc.*1	1,800	36,504
TMS International Corp. - Class A*	1,020	10,098
Tutor Perini Corp.*	3,900	44,616
Twin Disc, Inc.1	1,000	17,900
Ultralife Corp.*	1,890	5,878
UniFirst Corp.	1,400	93,506
United Stationers, Inc.1	3,700	96,274
UniTek Global Services, Inc.*	1,830	7,869
Universal Forest Products, Inc.1	1,400	58,156
Universal Truckload Services, Inc.	1,100	17,567
UTi Worldwide, Inc.1	7,400	99,678

Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Viad Corp.	1,380	$28,787
Vicor Corp.	2,901	19,350
VSE Corp.	600	14,694
Watts Water Technologies, Inc. - Class A	1,878	71,045
Wesco Aircraft Holdings, Inc.*1	7,000	95,620
Willis Lease Finance Corp.*	871	10,748
XPO Logistics, Inc.*	1,400	17,136
		6,987,247
INFORMATION TECHNOLOGY – 15.1%
ADTRAN, Inc.1	5,500	95,040
Advanced Energy Industries, Inc.*	3,600	44,352
Aeroflex Holding Corp.*	7,400	49,062
Agilysys, Inc.*	1,670	14,362
Alliance Fiber Optic Products, Inc.*	450	4,046
Alpha & Omega Semiconductor Ltd.*	2,800	24,108
Amkor Technology, Inc.*1	11,350	49,940
ANADIGICS, Inc.*	5,900	8,201
Arris Group, Inc.*	8,700	111,273
Aviat Networks, Inc.*1	10,600	25,228
Avid Technology, Inc.*	2,550	24,123
AVX Corp.	14,600	140,014
Aware, Inc.1	1,225	7,718
Axcelis Technologies, Inc.*	9,160	9,618
AXT, Inc.*	2,100	7,098
Bel Fuse, Inc. - Class B	480	8,966
Benchmark Electronics, Inc.*	3,800	58,026
Black Box Corp.	1,020	26,020
Blucora, Inc.*	4,300	76,583
Brooks Automation, Inc.	4,700	37,741
CACI International, Inc. - Class A*1	960	49,718
Calix, Inc.*1	5,600	35,840
Cascade Microtech, Inc.*	730	4,146
Checkpoint Systems, Inc.*1	3,000	24,840
CIBER, Inc.*	6,500	22,555
Coherent, Inc.*	2,000	91,720
Cohu, Inc.	1,600	15,024
Communications Systems, Inc.	1,800	20,304
Comtech Telecommunications Corp.	910	25,152
Convergys Corp.1	7,900	123,793
Cray, Inc.*	4,200	53,340
CTS Corp.	4,400	44,308
CyberOptics Corp.*	310	2,158
Datalink Corp.*	3,000	24,840
Digi International, Inc.*	2,200	22,352
Digital River, Inc.*	2,700	44,982
Dot Hill Systems Corp.*	17,143	18,343
DSP Group, Inc.*	1,130	6,712

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Dynamics Research Corp.*	1,100	$7,535
EarthLink, Inc.	8,600	61,232
Electro Rent Corp.	2,500	44,225
Electro Scientific Industries, Inc.	1,900	23,218
Electronics for Imaging, Inc.*	3,600	59,796
Emcore Corp.*1	3,315	18,697
Emulex Corp.*	6,200	44,702
Entegris, Inc.*	11,006	89,479
Entropic Communications, Inc.*	7,200	41,904
EPIQ Systems, Inc.	2,968	39,831
ePlus, Inc.*	270	10,589
Euronet Worldwide, Inc.*	4,200	78,918
Extreme Networks*	10,000	33,400
Fabrinet*1	2,800	32,452
Fairchild Semiconductor International, Inc.*1	9,200	120,704
Finisar Corp.*1	8,700	124,410
First Solar, Inc.*1	7,500	166,050
Frequency Electronics, Inc.*	344	2,941
FSI International, Inc.*1	4,000	24,800
Globecomm Systems, Inc.*1	1,470	16,391
GSI Technology, Inc.*	2,790	13,811
Hackett Group, Inc.*	5,000	20,900
Harmonic, Inc.*	11,200	50,848
Hutchinson Technology, Inc.*1	1,600	2,784
ID Systems, Inc.*	1,600	9,216
IEC Electronics Corp.*	1,180	8,000
Imation Corp.*	2,770	15,484
Insight Enterprises, Inc.*	2,800	48,944
Integrated Silicon Solution, Inc.*	1,750	16,205
International Rectifier Corp.*1	5,350	89,291
IntraLinks Holdings, Inc.*	3,400	22,236
Iteris, Inc.*	3,400	5,168
Itron, Inc.*1	2,900	125,135
IXYS Corp.*1	1,608	15,951
Kemet Corp.*	4,000	17,600
Key Tronic Corp.*1	600	5,952
Keynote Systems, Inc.	1,220	17,666
Lattice Semiconductor Corp.*	8,400	32,172
Lexmark International, Inc. - Class A1	3,300	73,425
Limelight Networks, Inc.*	13,963	32,673
Majesco Entertainment Co.*	7,500	9,450
Mantech International Corp. - Class A1	2,000	48,000
Marchex, Inc. - Class B1	2,280	8,710
Mattson Technology, Inc.*	9,000	8,730
Maxwell Technologies, Inc.*1	3,200	25,984
MEMC Electronic Materials, Inc.*	19,300	53,075
Mercury Computer Systems, Inc.*	4,100	43,542

Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Meru Networks, Inc.*1	1,000	$3,420
Methode Electronics, Inc.	2,410	23,401
Mindspeed Technologies, Inc.*1	4,400	15,224
MKS Instruments, Inc.	4,900	124,901
Monster Worldwide, Inc.*1	9,600	70,368
MoSys, Inc.*1	2,700	10,908
Motricity, Inc.*1	6,680	3,273
Multi-Fineline Electronix, Inc.*	1,800	40,590
Nanometrics, Inc.*	2,000	27,620
NAPCO Security Technologies, Inc.*	2,700	9,153
NCI, Inc. - Class A*1	2,400	16,512
NeoPhotonics Corp.*	2,140	12,498
Newport Corp.*	2,794	30,902
Newtek Business Services, Inc.*1	4,000	7,320
Novatel Wireless, Inc.*	3,240	6,415
Oclaro, Inc.*1	7,336	19,807
OCZ Technology Group, Inc.*1	5,500	19,085
Official Payments Holdings, Inc.*	3,600	17,748
OmniVision Technologies, Inc.*	3,600	50,220
Online Resources Corp.*1	3,080	9,024
PAR Technology Corp.*1	2,200	11,990
PC Connection, Inc.	1,120	12,891
PC Mall, Inc.*1	920	5,410
Perceptron, Inc.*	400	2,500
Perficient, Inc.*	1,830	22,088
Photronics, Inc.*	4,000	21,480
Plexus Corp.*	2,500	75,725
Polycom, Inc.*	14,200	140,154
Power-One, Inc.*1	10,800	60,480
QLogic Corp.*1	7,500	85,650
QuinStreet, Inc.*1	4,000	33,560
Radisys Corp.*	4,300	15,480
RealNetworks, Inc.*1	2,010	16,723
Reis, Inc.*1	500	5,720
RF Micro Devices, Inc.*	19,500	77,025
Richardson Electronics Ltd.	1,500	17,805
Rimage Corp.1	581	3,922
Rofin-Sinar Technologies, Inc.*	1,710	33,738
Rogers Corp.*	322	13,640
Rosetta Stone, Inc.*1	2,084	26,571
Rudolph Technologies, Inc.*1	1,850	19,425
Sanmina-SCI Corp.*	6,420	54,506
Sapiens International Corp. N.V.*	649	2,362
ScanSource, Inc.*	1,700	54,434
Seachange International, Inc.*	2,260	17,741
ShoreTel, Inc.*	5,200	21,268
Sigma Designs, Inc.*	4,600	30,406

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
Smith Micro Software, Inc.*	3,500	$5,635
Soundbite Communications, Inc.*	300	690
Spansion, Inc. - Class A*	4,900	58,408
StarTek, Inc.*	2,200	6,600
STR Holdings, Inc.*1	2,990	9,269
SunPower Corp.*1	7,400	33,374
Super Micro Computer, Inc.*	4,200	50,526
Symmetricom, Inc.*	2,980	20,771
SYNNEX Corp.*1	2,800	91,224
Take-Two Interactive Software, Inc.*	7,500	78,225
Tech Data Corp.*	3,500	158,550
TeleCommunication Systems, Inc. - Class A*1	5,070	10,951
TeleNav, Inc.*	4,800	28,656
Tellabs, Inc.	33,100	117,174
Tessco Technologies, Inc.	1,600	33,872
TheStreet, Inc.	2,630	4,024
TriQuint Semiconductor, Inc.*	12,600	63,630
TTM Technologies, Inc.*	5,500	51,865
Ultra Clean Holdings*	2,000	11,420
United Online, Inc.	5,751	31,746
Veeco Instruments, Inc.*1	3,500	105,070
Viasystems Group, Inc.*	1,096	18,961
Virtusa Corp.*	2,100	37,317
Vishay Intertechnology, Inc.*1	9,900	97,317
Vishay Precision Group, Inc.*	930	13,001
		5,853,231
MATERIALS – 6.2%
A Schulman, Inc.	2,500	59,550
AM Castle & Co.*1	1,500	18,735
American Pacific Corp.*	430	5,121
Boise, Inc.	9,300	81,468
Century Aluminum Co.*	7,300	52,195
Chase Corp.1	651	11,959
Chemtura Corp.*	8,400	144,648
Clearwater Paper Corp.*	2,310	95,426
Coeur d'Alene Mines Corp.*	7,700	221,991
Commercial Metals Co.	7,400	97,680
Core Molding Technologies, Inc.*	1,500	10,965
Ferro Corp.*1	11,800	40,474
Friedman Industries, Inc.	630	6,420
FutureFuel Corp.	4,900	59,339
Hecla Mining Co.1	21,400	140,170
Horsehead Holding Corp.*	4,100	38,294
Kaiser Aluminum Corp.	1,500	87,585
KapStone Paper and Packaging Corp.*	4,800	107,472
Kraton Performance Polymers, Inc.*	3,300	86,130

Number of Shares	Value
COMMON STOCKS (Continued)
MATERIALS (Continued)
Landec Corp.*	2,030	$23,243
Louisiana-Pacific Corp.*	11,600	145,000
Material Sciences Corp.*	1,200	10,968
Materion Corp.	2,300	54,740
Minerals Technologies, Inc.1	1,400	99,302
Northern Technologies International Corp.*	10	106
Olin Corp.	6,200	134,726
Olympic Steel, Inc.	707	11,934
OM Group, Inc.*	3,000	55,620
Penford Corp.*	1,600	11,968
PH Glatfelter Co.	3,700	65,897
RTI International Metals, Inc.*1	3,000	71,820
Schnitzer Steel Industries, Inc. - Class A1	2,167	61,001
Sensient Technologies Corp.	1,450	53,302
Spartech Corp.*	2,380	12,733
Stillwater Mining Co.*	8,800	103,752
Synalloy Corp.	1,100	15,180
Tredegar Corp.	2,500	44,350
U.S. Concrete, Inc.*1	1,721	11,152
UFP Technologies, Inc.*	1,300	22,867
Universal Stainless & Alloy*	410	15,232
Zoltek Cos., Inc.*1	3,000	23,070
		2,413,585
TELECOMMUNICATION SERVICES – 1.3%
Atlantic Tele-Network, Inc.	1,400	60,172
Cbeyond, Inc.*1	3,100	30,566
Hawaiian Telcom Holdco, Inc.*1	820	14,539
Iridium Communications, Inc.*1	8,300	60,756
Leap Wireless International, Inc.*1	6,800	46,376
Neutral Tandem, Inc.*1	2,800	26,264
NII Holdings, Inc.*1	14,000	109,900
Premiere Global Services, Inc.*	4,300	40,205
Primus Telecommunications Group, Inc.1	2,000	30,540
Shenandoah Telecommunications Co.	2,300	40,480
USA Mobility, Inc.	2,200	26,114
Vonage Holdings Corp.*	16,300	37,164
		523,076
TOTAL COMMON STOCKS (Cost $37,143,803)		38,552,050

PREFERRED STOCKS – 0.0%
ENERGY – 0.0%
DHT Holdings, Inc.2	7	—

TOTAL PREFERRED STOCKS (Cost $980)		—

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SCHEDULE OF INVESTMENTS (Continued)
As of September 30, 2012

Number of Shares	Value
MONEY MARKET INVESTMENTS – 29.2%
BlackRock Liquidity Funds TempFund Portfolio, 0.15%3,4	7,637,974	$7,637,974
Federated Treasury Obligations Fund, 0.01%3	408,158	408,158
Fidelity Institutional Money Market Portfolio – Class I, 0.16%3,4	3,273,417	3,273,417

MONEY MARKET INVESTMENTS (Cost $11,319,549)		11,319,549

TOTAL INVESTMENTS – 128.5% (Cost $48,464,332)		49,871,599

Liabilities less other assets – (28.5)%		(11,069,305)

TOTAL NET ASSETS – 100.0%		$38,802,294

*	Non-income producing security.

1	All or a portion of shares are on loan.

2
The security is an illiquid security and valued at its fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Fund’s Board of Trustees.

3	Variable rate security; the rate shown represents the rate at September 30, 2012.

4	Investments purchased with cash proceeds from securities lending.

See accompanying Notes to Financial Statements.

Vericimetry U.S. Small Cap Value Fund
SUMMARY OF INVESTMENTS
As of September 30, 2012 (Unaudited)

Security Type/Industry	Percent of Total Net Assets

Common Stocks
Commercial Banks	14.9%
Insurance	7.5%
Oil, Gas & Consumable Fuels	4.5%
Electronic Equipment, Instruments & Components	4.4%
Semiconductors & Semiconductor Equipment	4.0%
Commercial Services & Supplies	3.6%
Thrifts & Mortgage Finance	3.4%
Machinery	3.4%
Specialty Retail	3.0%
Hotels, Restaurants & Leisure	2.9%
Health Care Providers & Services	2.8%
Communications Equipment	2.6%
Energy Equipment & Services	2.6%
Metals & Mining	2.6%
Chemicals	2.3%
Aerospace & Defense	2.3%
Capital Markets	2.0%
Construction & Engineering	1.9%
Media	1.9%
Textiles, Apparel & Luxury Goods	1.8%
Food Products	1.8%
Electrical Equipment	1.7%
Professional Services	1.6%
Health Care Equipment & Supplies	1.6%
Diversified Consumer Services	1.2%
Internet Software & Services	1.2%
IT Services	1.2%
Computers & Peripherals	1.1%
Paper & Forest Products	1.1%
Consumer Finance	1.0%
Auto Components	0.9%
Household Durables	0.9%
Diversified Telecommunication Services	0.8%
Household Products	0.8%
Building Products	0.7%
Air Freight & Logistics	0.7%
Trading Companies & Distributors	0.7%
Road & Rail	0.6%
Software	0.6%
Wireless Telecommunication Services	0.6%
Food & Staples Retailing	0.5%
Airlines	0.5%
Diversified Financial Services	0.5%
Multiline Retail	0.4%
Tobacco	0.4%
Leisure Equipment & Products	0.3%
Containers & Packaging	0.3%

Security Type/Industry	Percent of Total Net Assets
Transportation Infrastructure	0.2%
Biotechnology	0.2%
Distributors	0.2%
Life Sciences Tools & Services	0.2%
Pharmaceuticals	0.2%
Internet & Catalog Retail	0.1%
Marine	0.1%
Beverages	0.0%
Personal Products	0.0%
Construction Materials	0.0%
Real Estate Management & Development	0.0%
Total Common Stocks	99.3%
Preferred Stocks	0.0%
Money Market Investments	29.2%
Total Investments	128.5%
Liabilities less other assets	(28.5)%
Total Net Assets	100.0%

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF ASSETS AND LIABILITIES
September 30, 2012

ASSETS
Investments in securities, at value (cost $48,464,332)	$49,871,599
Receivables:
Fund shares issued	170,176
Dividends and interest	23,899
Due from Adviser	11,168
Securities lending income	4,550
Prepaid offering costs	25,096
Prepaid expenses	33,531
Total assets	50,140,019

LIABILITIES
Collateral due to broker for securities loaned	10,911,391
Payables:
Securities purchased	356,790
Due to Trustees	22,500
Accrued other expenses	47,044
Total liabilities	11,337,725

NET ASSETS	$38,802,294

COMPONENTS OF NET ASSETS
Paid-in-capital	$37,031,156
Accumulated undistributed net investment income	51,189
Accumulated net realized gain on investments	312,682
Net unrealized appreciation on investments	1,407,267
NET ASSETS	$38,802,294

Shares outstanding no par value (unlimited shares authorized)	3,423,378

Net asset value, offering and redemption price per share	$11.33

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF OPERATIONS
For the Period from December 27, 2011* to September 30, 2012

INVESTMENT INCOME
Income
Dividends	$217,042
Securities lending income	22,897
Interest	51
Total investment income	239,990

Expenses
Offering costs	80,475
Investment advisory fees	74,263
Fund accounting and administration fees and expenses	73,341
Trustees' fees and expenses	37,500
Custody fees	35,546
Transfer agent fees	34,931
Professional fees	29,434
Insurance fees	28,040
Registration fees	10,470
Shareholder reporting fees	6,993
Miscellaneous expenses	4,605

Total expenses	415,598
Expenses reimbursed	(326,483)
Net expenses	89,115
Net investment income	150,875

Net Realized and Unrealized Gain from Investments
Net realized gain on investments	297,778
Net change in unrealized appreciation on investments	1,407,267
Net realized and unrealized gain on investments	1,705,045

Net Increase in Net Assets from Operations	$1,855,920

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
STATEMENT OF CHANGES IN NET ASSETS

For the Period from December 27, 2011* to September 30, 2012
INCREASE (DECREASE) IN NET ASSETS FROM
Operations
Net investment income	$150,875
Net realized gain on investments	297,778
Net change in unrealized appreciation on investments	1,407,267
Net increase resulting from operations	1,855,920

Distributions to Shareholders
From net investment income	(109,928)
Net decrease resulting from distributions	(109,928)

Capital Transactions
Proceeds from shares issued	38,356,998
Reinvestment of distributions	109,928
Cost of shares repurchased	(1,510,624)
Net increase resulting from capital transactions	36,956,302

Total increase in net assets	38,702,294

Net Assets
Beginning of period	100,000
End of period	$38,802,294

Accumulated undistributed net investment income	$51,189

Capital Share Activity
Shares issued	3,538,393
Shares reinvested	10,403
Shares redeemed	(135,418)
Net increase in capital shares	3,413,378

*	Commencement of operations.

See accompanying Notes to Financial Statements.

Vericimetry Funds
Vericimetry U.S. Small Cap Value Fund
FINANCIAL HIGHLIGHTS

For a capital share outstanding throughout the period
	For the Period from December 27, 2011* to September 30, 2012
Net asset value, beginning of period	$10.00
Income from Investment Operations:
Net investment income	0.05
Net realized and unrealized gain on investments	1.32
Total from investment operations	1.37

Less Distributions:
From net investment income	(0.04)
Total distributions	(0.04)

Net asset value, end of period	$11.33

Total return	13.75	%(1)

Ratios and Supplemental Data
Net assets, end of period (in thousands)	$38,802

Ratio of expenses to average net assets
Before fees reimbursed by the Adviser	2.80	%(2)
After fees reimbursed by the Adviser	0.60	%(2)
Ratio of net investment income (loss) to average net assets
Before fees reimbursed by the Adviser	(1.18	%)(2)
After fees reimbursed by the Adviser	1.02	%(2)

Portfolio turnover rate	33	%(1)

*	Commencement of operations.

(1)	Not Annualized.

(2)	Annualized.

See accompanying Notes to Financial Statements.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS
As of September 30, 2012

1.	Organization

Vericimetry Funds (the “Trust”), a Delaware Statutory Trust, is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Trust consists of the Vericimetry U.S. Small Cap Value Fund (the “Fund”). The Fund’s primary investment objective is to provide long-term capital appreciation. The Fund commenced operations on December 27, 2011.

2.	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”) for investment companies. The presentation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses. Actual results may differ from those estimates and disclosure of contingent assets and liabilities.

(a)
Investment Valuation – Investments in securities traded on a national securities exchange are valued at the last reported sales price on the day of valuation. Securities traded on the Nasdaq National Market are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale or NOCP, the value of such securities will be at the mean between the most recent quoted bid and ask prices. Money market instruments are valued at the most recent net asset value available. Short-term investments are valued at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. Securities for which market quotations are not readily available are valued at their estimated fair value as determined in good faith by the Adviser under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees.

Under GAAP, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels and described below:

Level 1 –
quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 –
other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Quoted prices for identical or similar assets in markets that are not active. Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement at Level 3 measurement.

Level 3 –	significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

In addition, the Fund has adopted Accounting Standards Update No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs which establishes common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with U.S. GAAP and International Financial Reporting Standards. Enhanced disclosure is required to detail any transfers in to and out of Level 1 and Level 2 measurements and Level 2 and Level 3 measurements and the reasons for the transfers.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category as of September 30, 2012:

	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stocks(1)	$38,552,050	$—	$—	$38,552,050
Preferred Stocks	—	—	—	—
Money Market Investments	11,319,549	—	—	11,319,549
Total Investments in Securities	$49,871,599	$—	$—	$49,871,599

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2012

*
There were no Level 2 securities at period end. The Fund held one Level 3 security at period end, which was a preferred stock, received as a result of a corporate action, with no publicly available information related to its valuation. This security was fair valued at $0 by the Adviser, in accordance with procedures established by and under the general supervision of the Trust’s Board of Trustees. There were no transfers between each of the three levels. The Fund recognizes such transfers between levels at the end of the reporting period.

(1)	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by sector classification, please refer to the Schedule of Investments.

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value.

Vericimetry U.S. Small Cap Value Fund
Beginning balance on December 27, 2011	$—
Purchases*	980
Sales	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	(980)
Transfers in and/or out of Level 3	—
Ending balance September 30, 2012	$—
Net change in unrealized appreciation (depreciation) on Level 3 investments held as of 9/30/2012	$(980)

*	Received as a result of a corporate action.

(b)
Investment Transactions, Investment Income and Expenses – Investment transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date. Securities gains and losses are calculated based on highest cost, long-term holdings. Interest income is recognized on accrual basis and includes, where applicable, the amortization or accretion of premium or discount.

The Fund incurred offering costs of $105,570, which are being amortized over a one-year period from December 27, 2011 (commencement of operations). The Fund also incurred organizational costs of $114,068 prior to the commencement of operations of the Fund which were reimbursed by the Adviser. The Fund’s offering costs and previously waived organizational costs are subject to reimbursement in accordance with the Fund’s Expense Limitation Agreement discussed in Note 3.

(c)
Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.

The Regulated Investment Company Modernization Act of 2010 (the “Act”) was signed into law on December 22, 2010. The Act makes changes to a number of the federal income and excise tax provisions impacting regulated investment companies (“RICs”), including simplification provisions on asset diversification and qualifying income tests, provisions aimed at preserving the character of the distributions made by the RIC and coordination of the income and excise tax distribution requirements, and provisions for allowing unlimited years carryforward for capital losses. In general, the provisions of the Act will be effective for taxable years beginning after December 22, 2010, the date of enactment.

Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2012

upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze all open tax years, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period December 27, 2011 (commencement of operations) through September 30, 2012, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

(d)
Distributions to Shareholders – The Fund declares and pays dividends at least annually from net investment income and from net realized gains, if any. Distributions to shareholders are recorded on ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes. Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e)
Securities Lending – The Fund is authorized to lend a portion of its portfolio securities (up to a maximum value of one-third of the Fund’s total asset value) for the purpose of seeking to earn additional income. A principal risk in lending portfolio securities, as with other extensions of credit, is the possible loss of rights in the collateral should the borrower fail financially. In addition, the Fund may be exposed to the risk that the sale of any collateral realized will not yield proceeds sufficient to replace the loaned securities. In determining whether to lend securities to a particular borrower, the Adviser (subject to oversight by the Board) will consider all relevant facts and circumstances, including the creditworthiness of the borrower. The loans would be made only to firms deemed by the Adviser to be of good standing, and when, in the judgment of the Adviser, the consideration that can be earned from securities loans of this type justifies the attendant risk. Collateral will be received and maintained by the Fund’s securities lending agent concurrent with delivery of the loaned securities and kept in a segregated account or designated on the records of the custodian for the benefit of the Fund. The Fund will have the right to call a loan and obtain the securities loaned at any time on five days’ notice. While securities are on loan, the borrower will pay the Fund any income from the securities.

The Fund may invest any cash collateral in portfolio securities and earn additional income or receive an agreed-upon amount of income from a borrower who has delivered equivalent collateral. Any such investment of cash collateral will subject the Fund to the related investment risks. The Fund will not have the right to vote on any securities having voting rights during the existence of the loan. The Fund will have the right to regain record ownership of loaned securities in order to exercise ownership rights such as voting rights, subscription rights and rights to dividends, interest or distributions. The Fund may pay reasonable administrative and custodial fees in connection with the loan.

At September 30, 2012, the value of securities loaned by the Fund was $10,298,012. Securities purchased via reinvestment of cash collateral received as part of the securities lending program can be found in the Fund’s Schedule of Investments.

3.	Investment Advisory and Other Agreements

The Fund has entered into an Investment Advisory Agreement with the Adviser, pursuant to which the Adviser will provide general investment advisory services for the Fund. For providing these services, the Adviser will receive a fee from the Fund, accrued daily and paid monthly, at an annual rate equal to 0.50% of the Fund’s average daily net assets. However, the Adviser has contractually agreed through an Expense Limitation Agreement to reimburse the Fund so that its total annual operating expenses, including offering costs and the previously waived organizational costs, excluding interest, taxes, brokerage commissions and other expenses that are capitalized in accordance with GAAP, and other extraordinary costs, such as litigation and other expenses not incurred in the ordinary course of the Fund’s business, do not exceed 0.60% of the Fund’s average net assets per year, through January 28, 2013.

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2012

Under the terms of the Expense Limitation Agreement, at any time the expenses of the Fund, which include offering costs and the previously waived organizational costs, are less than the expense limitation, the Adviser retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause the Fund’s annualized expenses to exceed 0.60% of its average net assets on an annualized basis. The Fund is not obligated to reimburse the Adviser for fees previously waived or expenses previously assumed by the Adviser more than three years before the date of such reimbursement. As of September 30, 2012, reimbursements (including offering costs and the previously waived organizational costs) that may potentially be made by the Fund to the Adviser total $440,551, which expire as follows:

September 22, 2014	$114,068
September 30, 2015	$326,483

Certain officers and Trustees of the Trust are also officers of the Adviser.

4.	Federal Income Tax Information

At September 30, 2012, gross unrealized appreciation and depreciation on investments owned by the Fund, based on cost for federal income tax purposes, were as follows:

Cost of Investments	$48,453,139
Gross Unrealized Appreciation	$3,323,503
Gross Unrealized Depreciation	(1,905,043)
Net Unrealized Appreciation (Depreciation)	$1,418,460

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses on security transactions.

GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the period ended September 30, 2012, permanent differences in book and tax accounting have been reclassified to paid-in capital, accumulated undistributed net investment income (loss) and accumulated net realized gain (loss) as follows:

Increase (Decrease)
Paid-in Capital	Accumulated Undistributed Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss)
$(25,146)	$10,242	$14,904

As of September 30, 2012 the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed Ordinary Income	$352,678
Undistributed Long-term Gains	—
Tax Accumulated Earnings	352,678
Accumulated Capital and Other Losses	$—
Unrealized Appreciation on Investments	1,418,460
Total Accumulated Earnings (Deficit)	$1,771,138

Vericimetry Funds
NOTES TO FINANCIAL STATEMENTS (Continued)
As of September 30, 2012

The tax character of distributions paid during the fiscal period ended September 30, 2012 were as follows:

September 30, 2012
Distributions Paid From:
Ordinary Income	$109,928
Long-term Capital gains	—
Total Distributions	$109,928

5.	Investment Transactions

For the period from December 27, 2011 (commencement of operations) to September 30, 2012, purchases and sales of investments, excluding short-term investments, were as follows:

	Purchases	Sales
Vericimetry U.S. Small Cap Value Fund	$42,656,799	$5,809,794

6.	Indemnifications

In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

7.	Events Subsequent to the Fiscal Period End

The Fund has adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet. There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Fund’s financial statements.

Vericimetry Funds
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of
Vericimetry Funds

We have audited the accompanying statement of assets and liabilities of Vericimetry Funds, comprising Vericimetry U.S. Small Cap Value Fund (the “Fund”), including the schedule of investments, as of September 30, 2012, and the related statements of operations and changes in net assets, and the financial highlights for the period December 27, 2011 (commencement of operations) to September 30, 2012. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2012, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Vericimetry U.S. Small Cap Value Fund as of September 30, 2012, and the results of its operations, changes in its net assets, and the financial highlights for the period December 27, 2011 (commencement of operations) to September 30, 2012, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.
Cleveland, Ohio
November 27, 2012

Vericimetry Funds
EXPENSE EXAMPLE
For the Six Months Ended September 30, 2012 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2012 through September 30, 2012 (the “period”).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 equals 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing the ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs could have been higher.

Expenses Paid During the Period

	Beginning account value April 1, 2012	Ending account value September 30, 2012	Expenses paid during the period ended September 30, 2012(1)
Actual Example	$1,000.00	$997.60	$3.00
Hypothetical Example, assuming a 5% return before expenses	1,000.00	1,022.00	3.03

(1)	Expenses are equal to the Fund’s annualized expense ratio of 0.60% multiplied by the average account value over the period, multiplied by 183/366 (to reflect the six month period).

Vericimetry Funds
OTHER INFORMATION (Unaudited)

Proxy Voting

The Fund’s proxy voting guidelines and a record of the Vericimetry U.S. Small Cap Value Fund’s proxy votes for the year ended June 30 are available without charge, upon request, by calling 1-855-755-7550 and on the Securities and Exchange Commission’s website at www.sec.gov.

Quarterly Holdings

The Fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov. These Forms may also be reviewed and copied at the Securities and Exchange Commission’s Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Risk Disclosures

Economic, political, and issuer specific events will cause the value of securities to rise or fall. Because the value of your investment in the Fund will fluctuate, there is the risk that you will lose money. Securities of small and microcap companies are often less liquid, more volatile and they may have more limited resources. Value stocks may perform differently from the market as a whole and may underperform equity funds that use other investment strategies. The investment strategies, practices and risk analysis used by the Adviser may not produce the desired results.

Tax Information

For the year ended September 30, 2012, 41.51% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, is designated as qualified dividend income.

For the year ended September 30, 2012, 39.04% of the dividends paid from net investment income, including short-term capital gains (if any), for the Fund, qualifies for the dividends received deduction available to corporate shareholders.

Vericimetry Funds
TRUSTEES AND OFFICERS
September 30, 2012 (Unaudited)

Interested Trustee and Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
Glenn S. Freed, Ph.D.(2) 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 50	Chairman, President, & Trustee	Since Trust inception	Chief Executive Officer, Co-Chief Investment Officer, Vericimetry Advisors LLC, 2011 - present; Vice President, Dimensional Fund Advisors LP, 2001 - 2010.	1	None
Independent Trustees
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen	Other Public Company or Registered Investment Company Trusteeships Held During Past 5 Years
David G. Chrencik 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 63	Trustee	Since Trust inception	Vice President Finance, Chief Financial Officer, Secretary and Director, GeoGreen Biofuels Inc., 2010 - present; Partner, PricewaterhouseCoopers LLP, 1972 - 2009. Chief Financial Officer, Sarus Indochina Select, 2012 - present	1	Director, Bennett Group of Funds since 2011. Trustee, Del Rey Global Monarch Fund, 2011-2012.
Kenneth A. Merchant, Ph.D. 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 65	Trustee	Since Trust inception	Deloitte & Touche LLP Chair of Accountancy, 1997-present; Professor, Leventhal School of Accounting, Marshall School of Business, University of Southern California, 1990 - present.	1	Director, Entropic Communications Inc. since 2007; Director, Universal Guardian Holdings Inc., 2006-2008.
Jay R. Ritter, Ph.D. 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 58	Trustee	Since Trust inception	Cordell Professor of Finance, University of Florida, Warrington College of Business Administration, 1996 - present.	1	None

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

(2)	Mr. Freed is considered an Interested Trustee of the Trust, within the meaning of the 1940 Act, because of his affiliation with Vericimetry Advisors LLC, investment adviser to the Fund.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-855-755-7550 or visit www.vericimetryfunds.com.

Vericimetry Funds
TRUSTEES AND OFFICERS (Continued)
September 30, 2012 (Unaudited)

Officer
Name, Age and Address	Positions Held	Term of Office(1) and Length of Service	Principal Occupation(s) During Past 5 Years	Funds of the Trust Overseen
Carlos A. Elizondo 800 Wilshire Blvd., Suite 300 Los Angeles, CA 90017 Age: 39	Treasurer, Chief Compliance Officer and Secretary	Treasurer since February 16, 2012; Chief Compliance Officer and Secretary since October 18, 2012	Chief Operating Officer, Chief Financial Officer and Chief Compliance Officer, Vericimetry Advisors LLC (2012-present); Chief Financial Officer, Issio Solutions, Inc. (Software) (2011-present); Managing Member, Eight Reales Capital Investments LLC (Family Office) (2011-present) Principal, Bailey, Elizondo & Brinkman LLC (Consulting) (2009-present); Senior Vice President, GE Capital Corporation (2001-2009).	1

(1)
Each Trustee holds office for an indefinite term until his successor is elected and qualified. Each Officer holds office for an indefinite term at the pleasure of the Board and until his or her successor is elected and qualified.

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Vericimetry U.S. Small Cap Value Fund

UMB Distribution Services, LLC, Distributor

P.O. Box 2175, Milwaukee, WI 53201-2175

www.vericimetryfunds.com

Item 2.	Code of Ethics.

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.  A copy of this code of ethics is attached hereto as Exhibit (a)

There have been no amendments to the registrant’s Sarbanes Oxley Code of Ethics during the reporting period for this Form N-CSR. There have also been no waivers granted by the Registrant to individuals covered by the Registrant’s Code of Ethics during the reporting period for this Form N-CSR.

Item 3.	Audit Committee Financial Expert.

The Registrant’s board of trustees has determined that Mr. Kenneth Merchant is an audit committee financial expert serving on its audit committee and that Mr. Merchant is independent.

Item 4.	Principal Accountant Fees and Services

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are listed below.

For the period December 27, 2011 (commencement of operations) through September 30, 2012
Audit Fees	$13,000
Audit-Related Fees	$0
Tax Fees	$2,500
All Other Fees	$1,500

The Registrant’s audit committee has adopted an Audit Committee Charter that requires that the Audit Committee review the scope and plan of the registered public accounting firm’s annual and interim examinations, approve the services to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.  During the period December 27, 2011 (commencement of operations) through September 30, 2012, all of the audit and non-audit services provided by the Registrant’s principal accountant were pre-approved by the audit committee.

(f) None.

(g) None.

(h) Not applicable.

Item 5.	Audit Committee of Listed Registrants

Not applicable.

Item 6.	Schedule of Investments

The schedule of investments in securities in unaffiliated issuers is included as part of the report to shareholders filed under Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.	Submissions of Matters to a Vote of Security Holders

As of the end of the period covered by this report, the Registrant had not adopted any procedures by which shareholders may recommend nominees to the Registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) The registrant's certifying officers have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-2 under the Investment Company Act of 1940 (the "Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-2 under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12.	Exhibits.

(a)(1) Code of Ethics – Filed as an attachment to this filing.

(a)(2) Certification for each principal executive and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(3) Not Applicable.

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) – Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	November 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Vericimetry Funds

By:	/s/ Glenn S. Freed
Glenn S. Freed
President

Date:	November 27, 2012

By:	/s/ Carlos A. Elizondo
Carlos A. Elizondo
Treasurer

Date:	November 27, 2012